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                                 ABN AMRO FUNDS


                 ABN AMRO/RIVER ROAD DYNAMIC EQUITY INCOME FUND
                              ABN AMRO GROWTH FUND
                     ABN AMRO/MONTAG & CALDWELL GROWTH FUND
                       ABN AMRO/TAMRO LARGE CAP VALUE FUND
                               ABN AMRO VALUE FUND
                       ABN AMRO/VEREDUS SELECT GROWTH FUND
                              ABN AMRO MID CAP FUND
                          ABN AMRO MID CAP GROWTH FUND
                    ABN AMRO/RIVER ROAD SMALL CAP VALUE FUND
                          ABN AMRO/TAMRO SMALL CAP FUND
                     ABN AMRO/VEREDUS AGGRESSIVE GROWTH FUND
                            ABN AMRO REAL ESTATE FUND
                          ABN AMRO/VEREDUS SCITECH FUND
                             ABN AMRO BALANCED FUND
                    ABN AMRO/MONTAG & CALDWELL BALANCED FUND
                               ABN AMRO BOND FUND
                       ABN AMRO INVESTMENT GRADE BOND FUND
                          ABN AMRO HIGH YIELD BOND FUND
                          ABN AMRO MUNICIPAL BOND FUND
           (EACH A "TARGET FUND" AND COLLECTIVELY, THE "TARGET FUNDS")

                       SUPPLEMENT DATED APRIL 25, 2006 TO
        ABN AMRO FUNDS CLASS I, CLASS N AND CLASS R SHARES PROSPECTUSES
                              DATED MARCH 1, 2006

                                IMPORTANT NOTICE

On April 20, 2006, ABN AMRO Asset Management, Inc. and its affiliates ABN AMRO Asset Management Holdings, Inc., ABN AMRO Investment Fund Services, Inc. ("AAIFS"), Montag & Caldwell, Inc., TAMRO Capital Partners LLC, Veredus Asset Management LLC and River Road Asset Management LLC (collectively, the "ABN AMRO entities") entered into a strategic agreement (the "Agreement") with Highbury Financial Inc. ("Highbury") under which a newly created investment adviser subsidiary of Highbury would become the investment adviser to the Target Funds. Under the Agreement, the applicable ABN AMRO entities, with limited exception, would remain as the investment manager to each Target Fund that they currently manage, although in a sub-advisory capacity. The Agreement also provides that the newly created Highbury subsidiary would assume the sponsorship and mutual fund administration duties currently provided by AAIFS to the Target Funds.

Because the transaction contemplated under the Agreement would constitute an assignment of the Target Funds' investment advisory agreements with the applicable ABN AMRO entities under the Investment Company Act of 1940 and would, therefore, cause an automatic termination of those agreements, the ABN AMRO entities intend to

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seek approval of new agreements from the Target Funds' Board of Trustees and shareholders. The transaction is expected to be completed, subject to regulatory approval and satisfaction of other conditions, in the third quarter of 2006.